UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-04049

Deutsche Income Trust

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 12/31/16

ITEM 1.	SCHEDULE OF INVESTMENTS

Consolidated Investment Portfolio                    as of December 31, 2016 (Unaudited)

Deutsche Global Inflation Fund

		Principal Amount ($) (a)	Value ($)
Government & Agency Obligations 96.3%
Sovereign Bonds 14.2%
Japanese Government CPI Linked Bond, Series 21, 0.1%, 3/10/2026	JPY	498,225,000	4,546,370
Republic of Portugal, 144A, 5.125%, 10/15/2024		2,000,000	1,935,000
Spain Government Inflation Linked Bond, REG S, 144A, 1.8%, 11/30/2024	EUR	5,036,650	6,025,945
			12,507,315
U.S. Treasury Obligations 82.1%
U.S. Treasury Floating Rate Notes:
0.64% *, 1/31/2017		400,000	400,037
0.726% *, 10/31/2018 (b)		1,000,000	1,000,087
0.746% *, 4/30/2018 (b)		300,000	300,526
U.S. Treasury Inflation-Indexed Bonds:
0.625%, 2/15/2043		2,733,536	2,502,697
0.75%, 2/15/2042		2,139,480	2,025,493
0.75%, 2/15/2045		2,176,159	2,047,637
2.0%, 1/15/2026		2,435,740	2,744,017
2.125%, 2/15/2041		1,103,790	1,374,066
3.375%, 4/15/2032		544,720	752,999
3.625%, 4/15/2028		1,494,490	1,965,138
3.875%, 4/15/2029		2,279,074	3,115,942
U.S. Treasury Inflation-Indexed Notes:
0.125%, 4/15/2019		2,795,582	2,830,479
0.125%, 4/15/2020		8,422,670	8,510,182
0.125%, 4/15/2021		2,600,694	2,615,578
0.125%, 1/15/2022		2,135,940	2,139,562
0.125%, 7/15/2022		2,102,240	2,107,561
0.125%, 1/15/2023		2,094,420	2,078,951
0.125%, 7/15/2024		3,563,000	3,500,273
0.125%, 7/15/2026		7,179,950	6,943,019
0.25%, 1/15/2025		3,235,112	3,181,677
0.375%, 7/15/2023		2,077,360	2,095,963
0.375%, 7/15/2025		3,567,515	3,548,136
0.625%, 7/15/2021		2,756,274	2,844,199
0.625%, 1/15/2026		2,034,580	2,052,446
1.0%, 2/15/2046		1,530,225	1,536,692
1.125%, 1/15/2021		3,259,721	3,419,659
1.375%, 7/15/2018		2,779,931	2,884,715
U.S. Treasury Note, 0.75%, 10/31/2017 (b) (c)		1,751,500	1,749,927
			72,267,658
Total Government & Agency Obligations (Cost $84,947,195)			84,774,973
Mortgage-Backed Securities Pass-Throughs 0.0%
Federal National Mortgage Association, 9.0%, 3/1/2020 (Cost $7,362)		6,693	6,718
Asset-Backed 0.3%
Home Equity Loans
NovaStar Mortgage Funding Trust, "M3", Series 2004-3, 1.806% *, 12/25/2034 (Cost $219,965)		232,459	231,292
Short-Term U.S. Treasury Obligations 1.3%
U.S. Treasury Bills:
0.4% **, 2/9/2017 (d)		1,150,000	1,149,471
0.56% **, 6/1/2017 (d)		5,000	4,987
Total Short-Term U.S. Treasury Obligations (Cost $1,154,488)			1,154,458
		Shares	Value ($)
Cash Equivalents 1.5%
Deutsche Central Cash Management Government Fund, 0.49% (e) (Cost $1,345,838)		1,345,838	1,345,838
		% of Net Assets	Value ($)
Total Consolidated Investment Portfolio (Cost $87,674,848) †		99.4	87,513,279
Other Assets and Liabilities, Net		0.6	528,257
Net Assets		100.0	88,041,536

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of December 31, 2016.
**	Annualized yield at time of purchase; not a coupon rate.
†	The cost for federal income tax purposes was $88,149,423. At December 31, 2016, net unrealized depreciation for all securities based on tax cost was $636,144. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $915,196 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,551,340.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)	At December 31, 2016, this security has been pledged, in whole or in part, as collateral for open over-the-counter derivatives.
(c)	At December 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(d)	At December 31, 2016, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(e)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
CPI: Consumer Price Index
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
At December 31, 2016, open futures contracts purchased were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized Appreciation (Depreciation) ($)
10 Year U.S. Treasury Note	USD	3/22/2017	17	2,112,781	11,375
2 Year U.S. Treasury Note	USD	3/31/2017	19	4,117,063	5,641
3 Month Euro Euribor Interest Rate Futures	EUR	12/18/2017	8	2,110,880	105
3 Month Euro Swiss Franc (Euroswiss) Interest Rate Futures	CHF	12/18/2017	9	2,225,695	(1,547)
3 Month Euroyen Futures	JPY	12/18/2017	10	2,137,754	(107)
5 Year U.S. Treasury Note	USD	3/31/2017	25	2,941,602	15,234
90 Day Eurodollar Futures	USD	12/18/2017	9	2,215,800	(2,925)
90 Day Sterling Interest Rate Futures	GBP	12/20/2017	14	2,146,563	1,294
ASX 90 Day Bank Accepted Bills	AUD	12/7/2017	12	8,617,094	(2,326)
U.S. Treasury Long Bond	USD	3/22/2017	6	903,938	9,313
Ultra Long U.S. Treasury Bond	USD	3/22/2017	5	801,250	5,469
Total net unrealized appreciation					41,526

At December 31, 2016, open futures contracts sold were as follows:

Futures	Currency	Expiration Date	Contracts	Notional Value ($)	Unrealized (Depreciation) ($)

Federal Republic of Germany Euro-Bund	EUR	3/8/2017	14	2,419,096	(12,674)

At December 31, 2016, open written options contracts were as follows:

Options on Interest Rate Swap Contracts
	Swap Effective/ Expiration Date	Contract Amount	Option Expiration Date	Premiums Received ($)	Value ($) (f)
Receive Fixed - 2.015% - Pay Floating - 3-Month LIBOR	12/28/2017 12/28/2047	5,000,000[1]	12/22/2017	84,750	(107,640)

(f)	Unrealized depreciation on written options on interest rate swap contracts at December 31, 2016 was $22,890.
At December 31, 2016, open interest rate swap contracts were as follows:

Centrally Cleared Swaps
Effective/ Expiration Date	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Value ($)	Unrealized Appreciation/ (Depreciation) ($)

6/17/2014 6/17/2017	2,000,000	Fixed - 1.417%	Floating — 3-Month LIBOR	(3,795)	(1,065)
6/17/2015 6/17/2019	11,000,000	Fixed - 2.067%	Floating — 3-Month LIBOR	(138,581)	(91,976)
3/15/2017 3/15/2021	1,650,000	Floating — 3-Month LIBOR	Fixed - 1.5%	(26,067)	(11,823)
6/17/2015 6/18/2025	9,500,000	Floating — 3-Month LIBOR	Fixed - 2.819%	417,202	417,202
6/17/2015 6/17/2025	9,500,000	Fixed - 2.819%	Floating — 3-Month LIBOR	(417,193)	(153,803)
3/16/2016 3/16/2026	1,550,000	Floating — 3-Month LIBOR	Fixed - 2.158%	(6,651)	(6,651)
6/17/2015 6/17/2035	500,000	Fixed - 3.183%	Floating — 3-Month LIBOR	(47,085)	(13,740)
3/16/2016 3/16/2026	1,550,000	Fixed - 2.107%	Floating — 3-Month LIBOR	13,593	13,593
6/17/2015 6/17/2045	3,000,000	Fixed - 3.254%	Floating — 3-Month LIBOR	(407,894)	(125,008)
6/17/2015 6/21/2045	3,000,000	Floating — 3-Month LIBOR	Fixed - 3.254%	407,591	407,591
6/17/2015 6/20/2035	500,000	Floating — 3-Month LIBOR	Fixed - 3.183%	47,061	47,061
6/17/2015 6/19/2019	11,000,000	Floating — 3-Month LIBOR	Fixed - 2.067%	138,619	138,619
6/17/2015 6/21/2017	2,000,000	Floating — 3-Month LIBOR	Fixed - 1.417%	3,779	3,779
3/15/2017 3/15/2027	2,200,000	Floating — 3-Month LIBOR	Fixed - 1.75%	(121,243)	(25,566)
Total net unrealized appreciation				598,213

LIBOR: London Interbank Offered Rate; 3-Month LIBOR rate at December 31, 2016 is 1.00%.
Each commodity linked swap is a commitment to receive the total return of the specified commodity linked index in exchange for a fixed financing rate. At December 31, 2016, open commodity-linked swap contracts were as follows:

Bilateral Swaps
Expiration Date	Notional Amount ($)	Pay/Receive Return of the Reference Index	Value ($) (g)

Long Positions
1/17/2017	30,000[2]	Barclays-Commodity Strategy 1610 Index	(815)
1/17/2017	30,000[3]	Bloomberg Commodity Index	(40)
1/17/2017	30,000[4]	Bloomberg Commodity Index	(40)
1/17/2017	30,000[5]	Bloomberg Commodity Index	(40)
1/17/2017	20,000[2]	Bloomberg Commodity Index	(27)
1/17/2017	30,000[6]	Bloomberg Commodity Index	(39)
1/17/2017	20,000[7]	Bloomberg Commodity Index	(27)
1/17/2017	30,000[8]	Bloomberg Commodity Index	(40)
1/17/2017	30,000[9]	Bloomberg Commodity Index	(39)
1/17/2017	30,000[10]	Bloomberg Commodity Index	(39)
1/17/2017	60,000[11]	Bloomberg Commodity Index	(80)
1/17/2017	30,000[12]	Bloomberg Commodity Index	(40)
1/17/2017	10,000[4]	Bloomberg Commodity Index 3 Month Forward	(29)
1/17/2017	10,000[5]	Bloomberg Commodity Index 3 Month Forward	(29)
1/17/2017	10,000[2]	Bloomberg Commodity Index 3 Month Forward	(29)
1/17/2017	10,000[9]	Bloomberg Commodity Index 3 Month Forward	(29)
1/17/2017	20,000[11]	Bloomberg Commodity Index 3 Month Forward	(57)
1/17/2017	10,000[10]	Bloomberg Commodity Index 3 Month Forward	(29)
1/17/2017	90,000[13]	BNP Paribas 03 Alpha Index	(174)
1/17/2017	20,000[12]	Citi Commodities Term Structure Alpha II Bloomberg Commodity Capped	(236)
1/17/2017	10,000[12]	Citi Custom Beta 01	(27)
3/15/2017	1,000,000[10]	JPMorgan Ex-Front Month Lean Hogs Excess Return Index	(11,455)
1/17/2017	20,000[10]	JPMorgan Ranked Alpha Basket Index	(131)
1/17/2017	90,000[14]	Merrill Lynch Enhanced Benchmark - A Pre Roll Excess Return Index	(123)
1/17/2017	50,000[6]	Modified Strategy D177 on the Bloomberg Commodity Index	(101)
1/17/2017	60,000[9]	Societe Generale Commodity Index	(97)
1/17/2017	30,000[15]	UBS Custom Commodity Index	(110)
Short Positions
3/15/2017	1,000,000[10]	Bloomberg Commodity Index Lean Hog Subindex	(64,986)
Total unrealized depreciation		(78,908)

(g)	There are no upfront payments on the commodity-linked swaps listed above, therefore unrealized appreciation (depreciation) is equal to their value.
Counterparties:
1	HSBC Bank U.S.A.
2	Barclays Bank PLC
3	Canadian Imperial Bank of Commerce
4	Macquarie Bank Ltd.
5	Morgan Stanley
6	Goldman Sachs & Co.
7	Credit Suisse
8	Royal Bank of Scotland
9	Societe Generale
10	JPMorgan Chase Securities, Inc.
11	Wells Fargo Bank
12	Citigroup, Inc.
13	BNP Paribas
14	Merrill Lynch & Co., Inc.
15	UBS AG
As of December 31, 2016, the Fund had the following open forward foreign currency exchange contracts:

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	10,270,000	USD	11,488,474	1/11/2017	672,106	National Australia Bank Ltd.
USD	10	CAD	14	1/25/2017	—	Citigroup, Inc.
CAD	1,846,000	USD	1,380,002	1/25/2017	4,727	Barclays Bank PLC
JPY	526,500,000	USD	5,067,646	2/9/2017	554,203	JPMorgan Chase Securities, Inc.
JPY	500,000,000	USD	4,596,370	2/17/2017	308,725	JPMorgan Chase Securities, Inc.
EUR	5,674,000	USD	6,052,132	2/27/2017	63,778	JPMorgan Chase Securities, Inc.
JPY	194,630,700	USD	1,699,710	3/2/2017	29,826	Morgan Stanley
KRW	2,040,000,000	USD	1,740,392	3/2/2017	51,250	Australia & New Zealand Banking Group Ltd.
USD	2,936,948	EUR	2,800,000	3/20/2017	21,637	Barclays Bank PLC
USD	2,654,846	GBP	2,150,000	4/4/2017	941	Barclays Bank PLC
Total unrealized appreciation					1,707,193
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
USD	4,971,355	EUR	4,617,000	1/11/2017	(108,728)	Goldman Sachs & Co.
USD	6,176,943	EUR	5,653,000	1/11/2017	(223,201)	Barclays Bank PLC
USD	1,376,524	CAD	1,845,986	1/25/2017	(1,258)	Toronto-Dominion Bank
USD	6,226,779	GBP	5,010,000	1/27/2017	(48,491)	Goldman Sachs & Co.
GBP	5,010,000	USD	6,112,766	1/27/2017	(65,522)	Barclays Bank PLC
USD	5,113,348	JPY	526,500,000	2/9/2017	(599,906)	Barclays Bank PLC
USD	2,210,702	JPY	250,110,000	2/17/2017	(65,937)	JPMorgan Chase Securities, Inc.
USD	2,143,685	JPY	249,890,000	2/17/2017	(806)	Goldman Sachs & Co.
USD	3,046,167	EUR	2,838,000	2/27/2017	(50,935)	Goldman Sachs & Co.
USD	3,037,800	EUR	2,836,000	2/27/2017	(44,678)	State Street Bank & Trust Co.
USD	1,732,072	JPY	194,630,700	3/2/2017	(62,187)	Goldman Sachs & Co.
USD	1,755,297	KRW	2,050,714,000	3/2/2017	(57,285)	Barclays Bank PLC
EUR	2,800,000	USD	2,927,924	3/20/2017	(30,661)	Bank of America
Total unrealized depreciation					(1,359,595)

Currency Abbreviations
AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
JPY	Japanese Yen
KRW	South Korean Won
USD	United States Dollar

Investment in Subsidiary

The Fund may seek exposure to the commodities markets by investing a portion of its assets in a wholly owned subsidiary organized under the laws of the Cayman Islands (the "Subsidiary"). Among other investments, the Subsidiary may invest in commodity-linked derivative instruments such as swaps and futures contracts. The Subsidiary may also invest in debt securities, some of which are intended to serve as margin or collateral for the Subsidiary's derivative positions. As of December 31, 2016, the Fund held $2,250,185 in the Subsidiary, representing 2.6% of the Fund's net assets. The Fund’s Investment Portfolio has been consolidated and includes the accounts of the Fund and the Subsidiary.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of December 31, 2016 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments
Government & Agency Obligations	$—	$84,774,973	$—	$84,774,973
Mortgage-Backed Securities Pass-Throughs	—	6,718	—	6,718
Asset-Backed	—	231,292	—	231,292
Short-Term U.S. Treasury Obligations	—	1,154,458	—	1,154,458
Short-Term Investments (h)	1,345,838	—	—	1,345,838
Derivatives (i)
Futures Contracts	48,431	—	—	48,431
Interest Rate Swap Contracts	—	1,027,845	—	1,027,845
Forward Foreign Currency Exchange Contracts	—	1,707,193	—	1,707,193

Total	$1,394,269	$88,902,479	$—	$90,296,748

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (i)
Futures Contracts	$(19,579)	$—	$—	$(19,579)
Written Options	—	(107,640)	—	(107,640)
Interest Rate Swap Contracts	—	(429,632)	—	(429,632)
Commodity-Linked Swap Contracts	—	(78,908)	—	(78,908)
Forward Foreign Currency Exchange Contracts	—	(1,359,595)	—	(1,359,595)
Total	$(19,579)	$(1,975,775)	$—	$(1,995,354)

There have been no transfers between fair value measurement levels during the period ended December 31, 2016.
(h)	See Consolidated Investment Portfolio for additional detailed categorizations.
(i)	Derivatives include unrealized appreciation (depreciation) on open futures contracts,interest rate swap contracts, commodity-linked swap contracts, forward foreign currency exchange contracts, and written options, at value.

Derivatives

The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of December 31, 2016 categorized by the primary underlying risk exposure.

Primary Underlying Risk Disclosure	Futures	Swaps	Forward Currency Contracts	Options
Commodity Contracts	$ —	$ (78,908)	$ —	$ —
Foreign Exchange Contracts	$ —	$ —	$ 347,598	$ —
Interest Rate Contracts	$ 28,852	$ 598,213	$ —	$ (22,890)

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche Global Inflation Fund, a series of Deutsche Income Trust

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	February 21, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	February 21, 2017